CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	0.01	0.01
Ordinary shares, shares authorized	500,000,000	21,055,626
Ordinary shares, shares issued	37,493,217	6,926,403
Ordinary shares, shares outstanding	37,493,217	6,926,403
Preferred shares, par value	0.01	0.01
Preferred shares, shares authorized	0	7,981,458
Preferred shares, shares issued	0	7,703,182
Preferred shares, shares outstanding	0	7,703,182